Subsequent Events (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 21, 2023	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 29, 2024 USD ($)	Nov. 30, 2023 $ / shares shares	Jul. 16, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Apr. 30, 2022 $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 18, 2014 $ / shares
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)			$ 0.001	$ 0.001							$ 0.001
Exercise price (in Dollars per share)								$ 25.168	$ 44.8
Aggregate offering price (in Dollars) | $			$ 1,804	$ 495
Warrants exercisable and expired term	5 years
Preferred stock stated value (in Dollars per share)														$ 0.001
Price per share (in Dollars per share)			$ 1.5125	$ 1.5125
Number of trading days			10	10
Percentage of volume-weighted average price			250.00%	250.00%
Percentage of conversion into common stock shares			50	50
Revenues (in Dollars) | $			$ 2,250	$ 2,250
Percentage of shares issued to shareholders				50.00%
Liquidation preference payable on deemed liquidation				110.00%
Percentage of unpaid dividend				10.00%
Indebtedness excess cost (in Dollars) | $				$ 1,000
Stockholder equity amount (in Dollars) | $			$ 832	$ 778	$ 3,624				$ 903	$ 2,474	$ 6,252		$ (20,552)
Reverse stock split			The 2024 Reverse Stock Split combined every eight shares of our common stock issued and outstanding immediately prior to effecting the 2024 Reverse Stock Split into one share of common stock
Liquidation [Member]
Subsequent Events [Line Items]
Percentage of equity				50.00%
Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares												1,200
Exercise price (in Dollars per share)							$ 15.52	$ 22.4				$ 400
Purchase of warrant (in Shares) | shares							45,000
Maximum [Member]
Subsequent Events [Line Items]
Reverse stock split		one for fifty (1:50)
Minimum [Member]
Subsequent Events [Line Items]
Reverse stock split		one for two (1:2)
Common Stock [Member]
Subsequent Events [Line Items]
Aggregate offering price (in Dollars) | $
Stockholder equity amount (in Dollars) | $
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)	$ 0.001
Exercise price (in Dollars per share)	$ 10.164
Aggregate offering price (in Dollars) | $	$ 2,605,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 10.164
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares (in Shares) | shares			256,968	0
Preferred stock stated value (in Dollars per share)			$ 0.001	$ 0.001
Preferred stock issued divided (in Shares) | shares			365	365
Price per share (in Dollars per share)			$ 1.5125	$ 1.5125
Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Percentage of vote of an individual holder.			9.99%	9.99%
Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Percentage of vote of an individual holder.			4.99%	4.99%
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares (in Shares) | shares	84,729
Purchase of warrant (in Shares) | shares	19,637
Series A Preferred Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares	172,239
Common Stock [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Offering warrants shares (in Shares) | shares	32,397
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock stated value (in Dollars per share)			$ 15.125	$ 15.125
Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Percentage of conversion into common stock shares			50	50
Forecast [Member]
Subsequent Events [Line Items]
Stockholder equity amount (in Dollars) | $						$ 2,500